INITIAL PUBLIC OFFERING (Details) - USD ($)			3 Months Ended	12 Months Ended
	Aug. 18, 2021	Aug. 13, 2021	Mar. 31, 2022	Dec. 31, 2021	Oct. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,650,000
Proceeds from issuance initial public offering				$ 126,000,000
Exercise price of warrants			$ 11.50	$ 11.50
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant			1
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold		11,000,000	1,650,000	1,650,000
Purchase price, per unit		$ 10.00	$ 10.15	$ 10.15	$ 10.15
Proceeds from issuance initial public offering		$ 110,000,000
Shares issued to underwriters			1,650,000	1,650,000
Under Writing Option Period			45 days
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit		1		1
Number of warrants in a unit		1		0.5
Number of shares issuable per warrant		1		1
Exercise price of warrants		$ 11.50			$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit	$ 10.00
Proceeds from issuance initial public offering	$ 16,500,000
Shares issued to underwriters	1,650,000		1,650,000	1,650,000